Segment disclosure	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment disclosure	Segment disclosure
ASML has one reportable segment, since we are a holistic lithography solution provider, for the development, production, marketing, sales, upgrading and servicing of advanced semiconductor equipment systems, consisting of lithography, metrology and inspection systems. The Chief Operating Decision Maker regularly sets and monitors goals and boundaries on a consolidated basis to make decisions about resource allocation and assess performance. ASML’s Chief Operating Decision Maker is the combination of the functions of the CEO and CFO.
Management reporting includes net system sales figures of new and used systems, sales per technology and sales per end-use. For sales per technology and end-use, see Note 2 Revenue from contracts with customers. The Chief
Operating Decision Maker predominantly uses consolidated US GAAP net income and sales to evaluate income generated from segment assets in deciding whether to reinvest profits into the segment or invest in other activities, such as share buybacks or payments of dividends. Consolidated net income and sales are used to monitor budget versus actual results. The monitoring of budgeted versus actual results is used in assessing performance of the segment.
All significant segment expenses are presented in the Consolidated statements of operations and are regularly reviewed by the Chief Operating Decision Maker.
Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
New systems	21,622.4	21,139.7	23,898.6
Used systems	316.2	629.0	575.7
Net system sales	21,938.6	21,768.7	24,474.3
For geographical reporting, total net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets, consisting of Property, plant and equipment and Right-of-use assets are attributed to the geographic location in which these assets are located. Total net sales and long-lived assets by geographic region were as follows:

Year ended December 31 (€, in millions)	2023		2024		2025
	Total net sales	Long-lived assets	Total net sales	Long-lived assets	Total net sales	Long-lived assets
Japan	613.6	10.4	1,156.0	16.0	1,420.9	20.9
South Korea	6,949.2	148.1	6,408.8	241.6	8,159.6	348.7
Singapore	282.1	5.0	285.0	4.3	608.4	8.4
Taiwan	8,074.6	354.5	4,354.0	473.8	8,337.9	531.7
China	7,251.8	48.6	10,195.1	72.7	9,519.7	70.9
Rest of Asia	3.9	0.2	3.5	0.1	2.7	1.8
Netherlands	25.1	3,783.6	16.6	4,621.4	4.7	5,342.4
EMEA	1,206.8	314.5	1,322.1	443.1	524.3	529.6
United States	3,151.4	1,134.9	4,521.8	1,361.0	4,089.1	1,380.4
Total	27,558.5	5,799.8	28,262.9	7,234.0	32,667.3	8,234.8
In 2025, four customers each individually exceeded 10% of total net sales, totaling €20.0 billion, or 61.2%, of total net sales. In 2024 four customers and in 2023, two customers exceeded 10% of total net sales, in 2024 totaling €15.2 billion, or 53.8% (2023: €14.9 billion, or 53.9%). Our three largest customers (based on total net sales) accounted for
€1.3 billion, or 35.4%, of accounts receivable and finance receivables at December 31, 2025, compared with €2.6 billion, or 54.1%, at December 31, 2024 and €3.7 billion, or 64.4%, at December 31, 2023.
The increase in total net sales of €4.4 billion, or 15.6%, to €32.7 billion in 2025, from €28.3 billion in 2024 was primarily driven by greater NXE and NXT immersion adoption supported by leading-edge foundry investments for AI demand, EXE systems being delivered to and installed at more customers, and higher net service and field option sales. This was partially offset by the decrease in the sales volumes of other DUV lithography systems.
Net service and field option sales increased mainly due to the growing installed base of systems, higher levels of lithography tool use for certain customers, and more NXE field upgrades.
The Logic sector benefited from positive momentum in AI-related demand across leading-edge foundry and capacity additions for next nodes. The Memory sector showed a continuation of high demand, fueled by investment in high-
bandwidth memory and DDR5 to support AI-related applications. Taiwan and South Korea recorded the largest absolute geographic sales growth, driven by capacity expansions to support increasing AI-related demand.
The increase in long-lived assets in the Netherlands during 2025 is primarily related to factory and research facility expansions in Veldhoven. The increase in the US is primarily related to the expansion of the Wilton factory site, the increase in South Korea to new office space in Hwaseong and the increase in Taiwan to a new multifunctional campus in Taipei.